Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 1,208
2018	470
2019	447
2020	445
2021	434
Thereafter	811
Total	3,815
Operating leases rent expense	$ 1,500	$ 1,700	$ 1,600